Other Long-term Assets - Summary of Other Long-Term Assets (Details) - CAD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Other Non Current Assets [Abstract]
Restricted cash	$ 169	$ 245
Long-term deposits	143	142
Tax credits receivable	858
Other		24
Other non-current assets	$ 1,170	$ 411